(Loss) / Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings per share [abstract]
Schedule of basic and diluted (loss) / earnings per share
The calculation of both basic and diluted (loss) / earnings per share is based on net income or loss attributable to equity holders of the parent and weighted average outstanding shares of:

	For the year ended December 31,
In thousands of U.S. dollars except for share data	2017	2016	2015
Net (loss) or income attributable to equity holders of the parent - basic	$(158,240)	$(24,903)	$217,749
Convertible Notes interest expense	—	—	19,630
Convertible Notes deferred financing amortization	—	—	1,756
Net (loss) or income attributable to equity holders of the parent - diluted	$(158,240)	$(24,903)	$239,135

Basic weighted average number of shares	215,333,402	161,118,654	161,436,449
Effect of dilutive potential basic shares:
Restricted stock	—	—	7,323,894
Convertible Notes	—	—	30,978,983
	—	—	38,302,877
Diluted weighted average number of shares	215,333,402	161,118,654	199,739,326

(Loss) / Earnings Per Share:
Basic	$(0.73)	$(0.15)	$1.35
Diluted	$(0.73)	$(0.15)	$1.20